TO

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 95.3%
	Australia - 4.4%
2,213,195	Lifestyle Communities Ltd.	$ 13,089,260

	Canada – 1.9%
353,366	Killam Apartment Real Estate Investment Trust	4,682,467
91,444	Primaris REIT	1,052,995
		5,735,462
	Cayman Islands - 1.3%
231,704	CK Asset Holdings Ltd.(a)	950,596
1,942,478	ESR Group Ltd.	2,858,220
		3,808,816
	Germany - 4.1%
1,371,793	Instone Real Estate Group S.E.	12,210,808

	Guernsey - 1.3%
3,390,244	Sirius Real Estate Ltd.	3,742,883

	Italy - 4.5%
1,294,876	Infrastrutture Wireless Italiane SpA	13,339,747

	Japan - 10.7%
33,007	Invincible Investment Corporation(a)	14,038,509
15,807	Japan Hotel REIT Investment Corporation(a)	7,212,770
549,398	Mitsubishi Estate Company Ltd.(a)	7,786,758
3,644	Mitsui Fudosan Logistics Park, Inc.	2,464,680
		31,502,717
	Singapore - 2.8%
4,959,713	Keppel DC REIT	8,231,066

	Sweden - 5.1%
334,911	Catena A.B.	15,024,667

	United Kingdom - 15.4%
611,500	British Land Company PLC (The)(a)	3,024,851
3,355,557	Empiric Student Property PLC	3,751,230

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	United Kingdom - 15.4% (Continued)
3,825,117	Grainger PLC	$ 11,412,506
7,869,051	Tritax Big Box REIT PLC	13,910,598
1,181,930	UNITE Group PLC (The)	13,251,712
		45,350,897
	United States - 43.8%
328,824	Acadia Realty Trust	8,500,100
91,710	Agree Realty Corporation	7,043,328
511,414	American Homes 4 Rent, Class A	19,582,042
42,277	American Tower Corporation, Class A	8,835,893
487,236	Americold Realty Trust, Inc.	11,625,451
998,151	Ellington Financial, Inc.	12,337,146
216,773	Equity LifeStyle Properties, Inc.	15,462,419
543,000	Independence Realty Trust, Inc.	11,859,120
19,363	Lamar Advertising Company, Class A	2,595,029
70,533	Lineage, Inc.	4,473,203
68,547	National Health Investors, Inc.	5,254,128
57,723	Prologis, Inc.	6,740,892
78,974	Realty Income Corporation	4,571,805
168,433	Terreno Realty Corporation	10,212,093
		129,092,649

	TOTAL COMMON STOCKS (Cost $327,222,952)	281,128,972

	TOTAL INVESTMENTS – 95.3% (Cost $327,222,952)	$ 281,128,972
	OTHER ASSETS IN EXCESS OF LIABILITIES – 4.7%	13,786,171
	NET ASSETS - 100.0%	$ 294,915,143

A.B.	- Aktiebolag
Ltd.	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SpA	- Società per azioni

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(b)	Rate disclosed is the seven-day effective yield as of November 30, 2024.

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Forward Currency Contracts
Units to				US Dollar		Settlement		Unrealized
Receive/Deliver		In Exchange For		Value	Counterparty	Date		Depreciation
To Sell:
$ (114,888)	GBP	$ (144,930)	USD	$ (146,187)	Brown Brothers Harriman	12/2/2024		$ (1,257)

							Total:	$ (1,257)
Currency Abbreviations:
GBP - Great British Pound
USD - U.S. Dollar

EASTERLY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares						Fair Value
	EXCHANGE-TRADED FUNDS - 88.6%
	EQUITY- 88.6%
317,500	SPDR S&P 500 ETF Trust(a)					$ 191,309,625
	TOTAL EXCHANGE-TRADED FUNDS (Cost $140,427,771)

Contracts(b)
	INDEX OPTIONS PURCHASED - 1.0%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 1.0%
715	S&P 500 Index	PER	12/31/2024	$ 5,915	$ 431,315,170	$ 2,270,125
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,387,510)

	TOTAL INVESTMENTS – 89.6% (Cost $142,815,281)					$ 193,579,750
	CALL OPTIONS WRITTEN - (0.6)% (Premiums received - $863,225)					(1,268,650)
	PUT OPTIONS WRITTEN - (0.3)% (Premiums received - $752,190)					(722,150)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 11.3%					24,419,691
	NET ASSETS - 100.0%					$ 216,008,641

Contracts(b)
	WRITTEN INDEX OPTIONS - (0.3)%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS WRITTEN - (0.3)%
715	S&P 500 Index	PER	12/31/2024	$ 5,615	$ 431,315,170	$ 722,150
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $752,190)

	WRITTEN EQUITY OPTIONS - (0.6)%	Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN - (0.6)%
1,250	SPDR S&P 500 ETF Trust	PER	12/31/2024	605	75,318,750	760,000
300	SPDR S&P 500 ETF Trust	PER	12/31/2024	610	18,076,500	114,900
1,750	SPDR S&P 500 ETF Trust	PER	12/31/2024	615	105,446,250	393,750
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $863,225)					1,268,650

	TOTAL OPTIONS WRITTEN (Proceeds - $1,615,415)					1,990,800

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
PER	- Pershing

(a)	A portion of this security is held as collateral for written options.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

EASTERLY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

TOTAL RETURN SWAP
										Upfront	Unrealized
	Payment						Number Of	Maturity	Notional	Payments/	Appreciation
Description	Frequency	Long/Short	Currency	Index	Spread	Counterparty	Contracts	Date	Amount	Receipts	(Depreciation)
SPDR S&P 500 ETF Trust	Monthly	Long	USD	Federal Funds Rate	0.55%	Goldman Sachs	10,000	6/20/2025	$ 5,292,840	$ -	$ 732,660
SPDR S&P 500 ETF Trust	Monthly	Long	USD	Federal Funds Rate	0.55%	Goldman Sachs	82,500	9/8/2025	42,789,900	-	6,920,475
SPDR S&P 500 ETF Trust	Monthly	Long	USD	Federal Funds Rate	1.00%	Goldman Sachs	10,000	11/18/2025	5,846,200	-	179,300
SPDR S&P 500 ETF Trust	Monthly	Long	USD	Federal Funds Rate	0.95%	Goldman Sachs	30,000	12/4/2025	17,087,142	-	989,358
SPDR S&P 500 ETF Trust	Monthly	Long	USD	Federal Funds Rate	1.35%	Goldman Sachs	15,000	12/29/2025	9,038,700	-	(450)
											$ 8,821,343